Offerings	Mar. 17, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	8,940,640
Proposed Maximum Offering Price per Unit | $ / shares	10.91
Maximum Aggregate Offering Price	$ 97,542,382
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,470.60
Offering Note

(1)	Consists of the sum of (i) 5,406,265 PubCo Ordinary Shares to be issued to RFAC Public Shareholders in exchange for RFAC’s ordinary shares, par value $0.0001 per share (the “PubCo Ordinary Share”) they held in connection with the SPAC Merger; (ii) 251,680 PubCo Ordinary Shares to be issued to EarlyBird Capital in exchange for the RFAC ordinary shares it held in connection with the SPAC Merger; and (iii) 3,282,695 PubCo Ordinary Shares to be issued to the Sponsor and affiliates in exchange for the Sponsor Founder Shares.
(2)	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of RFAC Ordinary Shares on Nasdaq on March 11, 2026 such date being within five business days of the date that this registration statement was first filed with the SEC, in accordance with Rule 457(f)(1).
(3)	Represents the 150,000,000 PubCo Ordinary Shares to be issued to RFAC shareholders as merger consideration in connection with the Initial Merger.

(4)	The proposed maximum offering price per share is calculated in accordance with Rule 457(f)(2) under the Securities Act. NYB is a private company, no market exists for its securities and it has an accumulated deficit. Therefore, the proposed Maximum Offering Price Per Unit is one-third of the principal amount per NYB Ordinary Share.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	150,000,000
Proposed Maximum Offering Price per Unit | $ / shares	2.27
Maximum Aggregate Offering Price	$ 340,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 47,023.05
Offering Note

(1)	Consists of the sum of (i) 5,406,265 PubCo Ordinary Shares to be issued to RFAC Public Shareholders in exchange for RFAC’s ordinary shares, par value $0.0001 per share (the “PubCo Ordinary Share”) they held in connection with the SPAC Merger; (ii) 251,680 PubCo Ordinary Shares to be issued to EarlyBird Capital in exchange for the RFAC ordinary shares it held in connection with the SPAC Merger; and (iii) 3,282,695 PubCo Ordinary Shares to be issued to the Sponsor and affiliates in exchange for the Sponsor Founder Shares.
(2)	Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of RFAC Ordinary Shares on Nasdaq on March 11, 2026 such date being within five business days of the date that this registration statement was first filed with the SEC, in accordance with Rule 457(f)(1).
(3)	Represents the 150,000,000 PubCo Ordinary Shares to be issued to RFAC shareholders as merger consideration in connection with the Initial Merger.

(4)	The proposed maximum offering price per share is calculated in accordance with Rule 457(f)(2) under the Securities Act. NYB is a private company, no market exists for its securities and it has an accumulated deficit. Therefore, the proposed Maximum Offering Price Per Unit is one-third of the principal amount per NYB Ordinary Share.